U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

May 5, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re: File Nos.	Brookfield Investment Funds 333-174323 and 811-22558

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Brookfield Investment Funds (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2014, and filed electronically as Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A on April 30, 2014.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6121.

Sincerely,

Angela L. Pingel, Esq.
For U.S. Bancorp Fund Services, LLC

Cc: Michael Rosella, Esq. PAUL HASTINGS LLP